Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net income	$ 72,383	$ 38,811
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	129,754	91,056
Gain on assets disposal	(98,924)	(70,063)
Changes in operating assets and liabilities:
Accounts receivable	(436,424)	(15,638)
Construction costs relating to uncompleted contracts	(197,049)	281,406
Prepayments and other current assets	(170,230)	(34,906)
Accounts payable	389,416	217,503
Contract liability	132,931	(331,299)
Taxes payable	73,690	54,773
Advances from customers	32,978	24,207
Accrued liabilities and other payables	27,860	13,746
Net cash (used in) provided by operating activities	(43,615)	269,596
Cash flows from investing activities:
Purchases of property and equipment	(440,878)	(454,592)
Purchases of intangible assets		(13,336)
Proceeds on assets disposal	352,946	324,373
Net cash used in investing activities	(87,932)	(143,555)
Cash flows from financing activities:
Proceeds from sales of ordinary shares		61,313
Advances from related party	57,784	79,181
Repayment of advances from related party		(192,043)
Repayment of third party loan		(46,650)
Net cash (used in) provided by financing activities	57,784	(98,199)
Effect of exchange rate changes on cash	385	(5,503)
Net (decrease) increase in cash	(73,378)	22,339
Cash, beginning of period	115,270	92,931
Cash, end of period	41,892	115,270
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities
Property and equipment paid by related party		77,832
Property and equipment for accounts payable		164,123
Property and equipment transfer from construction costs relating to uncompleted contracts	$ 172,098